Income tax (credit)/expense (Tables) - Alps Global Holding Berhad [Member]	12 Months Ended
Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of income tax (credit)/ expense

	2024	2023
	USD	USD

Estimated tax payable:
Current financial year	-	30,471
Under provision in prior financial years	-	118,113

	-	148,584
Deferred tax (Note 20):
Current financial year	(7,414)	689
Over provision in prior financial years	-	(1,471)

	(7,414)	(782)

	(7,414)	147,802

Schedule of reconciliation of income tax credit

A reconciliation of income tax credit applicable to loss before tax at the applicable statutory income tax rate to income tax expense at the effective income tax rate of the Group is as follows:

	2024	2023
	USD	USD

Loss before tax	(2,398,575)	(582,060)
Less: Share result of associates	(3,421)	(1,635)

	(2,401,996)	(583,695)

Taxation at statutory rate of 24% (2023: 24%)	(576,479)	(140,087)
Tax effects of:
Non-taxable income	-	(1,089)
Expenses not deductible	141,877	103,623
Utilisation of deferred tax assets previously not recognised	(109,818)	(128,509)
Deferred tax assets not recognised	537,006	197,222
Under/(Over) provision in prior financial years:
Estimated tax payable	-	118,113
Deferred tax	-	(1,471)

	(7,414)	147,802

Schedule of estimated amount of temporary differences

At the end of the reporting period, the estimated amount of deductible temporary differences, unabsorbed capital allowances and unutilised tax losses of the Group, for which the deferred tax assets have not been recognised in the financial statements due to uncertainty of their realisation, is as follows:

	2024	2023
	USD	USD

Temporary differences arising from:
Property, plant and equipment	(915,782)	(779,847)
Right-of-use assets and lease liabilities	11,878	33,756
Unabsorbed capital allowances	844,381	1,066,649
Unutilised tax losses	5,845,739	3,228,133

	5,786,216	3,548,691

Schedule of unutilised tax losses

Expiry date of the unutilised tax losses is summarised below:

	2024	2023
	USD	USD

Year of assessment:
2028	-	231,643
2029	21,403	229,885
2030	533,347	594,916
2031	1,025,589	1,070,286
2032	567,525	592,259
2033	487,881	509,144
2034	3,209,994	-

	5,845,739	3,228,133